Business Combination - Disclosure Details of Shares Issued After Business Combination (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022 shares
Business Acquisition [Line Items]
Stock shares outstanding immediately prior business combination during the period	75,000
Old Beachbody Equity Units Class A Common Stock [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock shares outstanding immediately prior business combination during the period	20,220,589
Old Beachbody Equity Units Preferred Units [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock shares outstanding immediately prior business combination during the period	10,068,841
Old Beachbody Equity Units Class X Common Stock [Member] | Class X Common Stock [Member]
Business Acquisition [Line Items]
Stock shares outstanding immediately prior business combination during the period	42,042,850